Concentration (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk, Percentage	100.00%
Revenue Customer A Member
Concentration Risk, Percentage	28.16%
Concentration			32.65%
Revenue Customer B Member
Concentration Risk, Percentage	14.97%
Concentration			44.19%
Revenue Customer Member
Concentration			76.84%	56.39%
Accounts Receivable Customer A Member
Concentration			39.78%
Revenue Customer C Member
Concentration Risk, Percentage	11.91%
Concentration				19.61%
Revenue Customer D Member
Concentration Risk, Percentage	21.39%	65.72%
Concentration				19.61%
Revenue Customer E Member
Concentration				17.17%
Accounts Receivable Customer B Member
Concentration Risk, Percentage	15.56%
Concentration			53.82%
Accounts Receivable Member
Concentration Risk, Percentage	52.32%		93.60%
Accounts Receivable Customer E Member
Concentration			53.82%
Accounts Receivable Customer D Member
Concentration Risk, Percentage	36.75%		39.77%
Revenue Customer F Member
Concentration Risk, Percentage		17.20%
Revenue Customer G Member
Concentration Risk, Percentage		13.42%
Revenue Member
Concentration Risk, Percentage	76.43%	96.35%